Lease - Right of use assets (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount at beginning of year	R 12,903	R 13,816
Additions to right-of-use assets	1,577	1,899
Modifications and reassessments	(22)	(793)
Acquisition of business		111
Disposal of business		(55)
Reclassification from (to) held for sale	(109)	(44)
Translation of foreign operations	532	497
Terminations	(41)	(178)
Current year depreciation charge	(2,220)	(2,317)
Reversal of impairment of right of use assets (note 9)	9
Net impairment of right of use assets (note 9)		(33)
Carrying amount at end of year	12,629	12,903
Land
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount at beginning of year	241	184
Additions to right-of-use assets	1	94
Reclassification from (to) held for sale	(28)
Translation of foreign operations	11	(26)
Current year depreciation charge	(11)	(11)
Reversal of impairment of right of use assets (note 9)	3
Carrying amount at end of year	217	241
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount at beginning of year	5,153	6,446
Additions to right-of-use assets	674	527
Modifications and reassessments	(5)	(689)
Reclassification from (to) held for sale	(42)	(3)
Translation of foreign operations	70	(304)
Terminations	(17)	(125)
Current year depreciation charge	(655)	(694)
Reversal of impairment of right of use assets (note 9)	2
Net impairment of right of use assets (note 9)		(5)
Carrying amount at end of year	5,180	5,153
Plant, equipment and vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount at beginning of year	7,508	7,179
Additions to right-of-use assets	900	1,278
Modifications and reassessments	(17)	(104)
Acquisition of business		111
Disposal of business		(55)
Reclassification from (to) held for sale	(39)	(41)
Translation of foreign operations	451	827
Terminations	(24)	(52)
Current year depreciation charge	(1,552)	(1,607)
Reversal of impairment of right of use assets (note 9)	4
Net impairment of right of use assets (note 9)		(28)
Carrying amount at end of year	7,231	7,508
Mineral assets
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount at beginning of year	1	7
Additions to right-of-use assets	2
Terminations		(1)
Current year depreciation charge	(2)	(5)
Carrying amount at end of year	1	1
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount at beginning of year	18,705	19,532
Carrying amount at end of year	19,766	18,705
Cost | Land
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount at beginning of year	549	523
Carrying amount at end of year	301	549
Cost | Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount at beginning of year	7,389	8,046
Carrying amount at end of year	7,616	7,389
Cost | Plant, equipment and vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount at beginning of year	10,763	10,954
Carrying amount at end of year	11,842	10,763
Cost | Mineral assets
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount at beginning of year	4	9
Carrying amount at end of year	7	4
Accumulated depreciation and impairment
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount at beginning of year	(5,802)	(5,716)
Carrying amount at end of year	(7,137)	(5,802)
Accumulated depreciation and impairment | Land
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount at beginning of year	(308)	(339)
Carrying amount at end of year	(84)	(308)
Accumulated depreciation and impairment | Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount at beginning of year	(2,236)	(1,600)
Carrying amount at end of year	(2,436)	(2,236)
Accumulated depreciation and impairment | Plant, equipment and vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount at beginning of year	(3,255)	(3,775)
Carrying amount at end of year	(4,611)	(3,255)
Accumulated depreciation and impairment | Mineral assets
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount at beginning of year	(3)	(2)
Carrying amount at end of year	R (6)	R (3)